Combined Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets:
Investment properties	$ 8,808,139	$ 8,839,571
Acquisition deposits	0	8,487
Deferred tax assets	639	629
Fixed assets, net	3,146	4,037
Derivatives	100,200	151,855
Other assets	2,555	2,181
Total non-current assets	8,914,679	9,006,760
Current assets:
Assets held for sale	0	41,182
Derivative	9,042	0
Loan receivable	0	69,186
Accounts receivable	12,166	12,176
Income taxes receivable	589	1,288
Prepaid expenses and other	13,767	14,681
Cash and cash equivalents	116,134	135,081
Total assets	9,066,377	9,280,354
Non-current liabilities:
Unsecured debt, net	2,821,849	2,583,930
Derivatives	8,429	6,391
Long-term portion of lease obligations	32,416	32,977
Deferred tax liabilities	535,551	557,391
Total non-current liabilities	3,398,245	3,180,689
Current liabilities:
Unsecured debt, net	244,133	399,707
Derivative	0	7,076
Secured debt	0	51,373
Deferred revenue	17,810	17,358
Accounts payable and accrued liabilities	94,336	114,775
Distributions payable	17,415	16,991
Short-term portion of lease obligations	765	746
Income taxes payable	10,032	11,292
Total liabilities	3,782,736	3,800,007
Equity:
Stapled unitholders’ equity	5,276,951	5,475,375
Non-controlling interests	6,690	4,972
Total equity	5,283,641	5,480,347
Total liabilities and equity	$ 9,066,377	$ 9,280,354